Cash and cash equivalents - Additional information (Details) € in Thousands	12 Months Ended
	Dec. 31, 2025 EUR (€) M	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)
Cash and cash equivalents.
Cash and cash equivalents	€ 30,001	€ 34,186	€ 21,610	€ 17,888
Decrease of short term deposits	6,100
Increase of current accounts	€ 1,900
Maturity Short Term Depostis Months | M	3